UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:            December 31, 2008
                                                     ---------------------------

Check here if Amendment [ ];    Amendment Number:_______

This Amendment (Check only one.):  [ ]   is a restatement.
                                   [ ]   adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                  Riverside Advisors, LLC
                  --------------------------------------------------------------
Address:               3280 Peachtree Road, NW  Suite 2670
                  --------------------------------------------------------------
                       Atlanta, Georgia  30305
                  --------------------------------------------------------------

Form 13F File Number:      28-10856
                        --------------

      The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

      Name:                  Brian Simmons
                           -----------------------------------------------------
      Title:                 Chief Compliance Officer
                           -----------------------------------------------------
      Phone:                 (404)  949-3101
                           -----------------------------------------------------

Signature, Place, and Date of Signing:

     /s/ Brian Simmons                Atlanta, Georgia                1/13/09
---------------------------     -------------------------------    -------------
        [Signature]                    [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s)).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s)).

List of Other Managers Reporting for this Manager:

      NONE

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                      None
                                                 ------------------

Form 13F Information Table Entry Total:                  80
                                                 ------------------

Form 13F Information Table Value Total:          $    264,185
                                                  -----------------
                                                     (thousands)

List of Other Included Managers:

      Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

      NONE

------------------------------- --------------  ---------  ---------- -------------------- ---------- -------- ---------------------
                                                                                                                 VOTING AUTHORITY
                                   TITLE OF                   VALUE    SHRS OR   SH/  PUT/ INVESTMENT  OTHER   ---------------------
NAME OF ISSUER                      CLASS         CUSIP     (x$1000)   PRN AMT   PRN  CALL DISCRETION MANAGERS   SOLE   SHARED  NONE
------------------------------- --------------  ---------  ---------- --------- ----- ---- ---------- -------- -------- ------ -----
ACCENTURE LTD BERMUDA             COM           G1150G111     3,089      94,200  SH         SOLE                 3,089
ALLSTATE CORP                     COM           020002101     1,553      47,400  SH         SOLE                 1,553
ALPHA NATURAL RESOURCES INC       COM           02076X102     1,846     114,000  SH         SOLE                 1,846
AMERISOURCEBERGEN CORP            COM           03073E105     2,610      73,200  SH         SOLE                 2,610
Arch Coal, Inc.                   COM            39380100     2,598     159,500  SH         SOLE                 2,598
ASSURANT INC                      COM           04621X108     1,563      52,100  SH         SOLE                 1,563
AT&T INC                          COM           00206R102     3,449     121,000  SH         SOLE                 3,449
AXIS CAPITAL HOLDINGS             COM           G0692U109     2,577      88,500  SH         SOLE                 2,577
BERKLEY W R CORP                  COM           084423102     1,566      50,500  SH         SOLE                 1,566
BIOVAIL CORP                      COM           09067J109     2,477     262,100  SH         SOLE                 2,477
BLACKROCK INTL GRWTH & INC TR     COM           092524107     5,959     701,900  SH         SOLE                 5,959
BLACKROCK REAL ASSET EQUITY TR    COM           09254B109     4,475     638,348  SH         SOLE                 4,475
BRISSTOL-MYERS SQUIBB CO          COM           110122108     3,453     148,500  SH         SOLE                 3,453
CARPENTER TECHNOLOGY CORP         COM           144285103     2,483     120,900  SH         SOLE                 2,483
CENTRAL EUROPE AND RUSSIA FD      COM           153436100     1,817     110,600  SH         SOLE                 1,817
CF INDUSTRIES HOLDINS INC         COM           125269100     2,704      55,000  SH         SOLE                 2,704
CHEVRON CORP NEW                  COM           166764100     3,699      50,000  SH         SOLE                 3,699
CIGNA CORP                        COM           125509109     3,913     232,200  SH         SOLE                 3,913
Cisco Systems Inc                 COM           17275R102     1,956     120,000  SH         SOLE                 1,956
CLEVELAND-CLIFFS INC              COM           18683K101     2,553      99,700  SH         SOLE                 2,553
CONOCOPHILLIPS                    COM           20825C104     3,730      72,000  SH         SOLE                 3,730
CUMMINS INC                       COM           231021106     1,207      45,155  SH         SOLE                 1,207
DOVER CORP                        COM           260003108     4,102     124,600  SH         SOLE                 4,102
EATON CORP                        COM           278058102     4,474      90,000  SH         SOLE                 4,474
EATON VANCE TAX ADVT DIV INCM     COM           27828G107     6,087     522,500  SH         SOLE                 6,087
Eaton Vance Tax Man GLBL          COM           27829C105     7,558     746,800  SH         SOLE                 7,558
EATON VANCE TAX MNG GBL DV EQT    COM           27829F108     7,112     722,010  SH         SOLE                 7,112
EATON VANCE TX ADV GLBL DIV FD    COM           27828S101     5,740     540,500  SH         SOLE                 5,740
ELI LILLY AND CO                  COM           532457108     4,047     100,500  SH         SOLE                 4,047
EMC CORP/MASS                     COM           268648102     3,445     329,000  SH         SOLE                 3,445
EMERSON ELEC CO                   COM           291011104     2,014      55,000  SH         SOLE                 2,014
EVERGREEN GBL DIVID OPP FUND      COM           30024H101     4,154     435,389  SH         SOLE                 4,154
FOCUS MEDIA HLDG LTD              COM           34415V109     2,543     279,800  SH         SOLE                 2,543
FOREST LABORATORIES INC           COM           345838106     4,050     159,000  SH         SOLE                 4,050
FOSTER WHEELER LTD                COM            B04MB31      2,548     109,000  SH         SOLE                 2,548
FREEPORT-MCMORAN COPPER & GOLD    COM           35671D857     2,654     108,600  SH         SOLE                 2,654
GABELLI DIVD & INCOME TR          COM           36242H104     1,468     142,490  SH         SOLE                 1,468
GAP INC DEL                       COM           364760108     1,547     115,500  SH         SOLE                 1,547
GREATER CHINA FD INC              COM           39167B102     1,426     171,431  SH         SOLE                 1,426
HERBALIFE LTD                     COM            B0539H3      3,003     138,500  SH         SOLE                 3,003
Hewlett-Packard Company           COM           428236103     3,738     103,000  SH         SOLE                 3,738
HONEYWELL INTERNATIONAL INC       COM           438516106     3,871     117,900  SH         SOLE                 3,871
IMATION CORP                      COM           45245A107       887      65,360  SH         SOLE                   887
ING GLOBAL EQTY DIV & PREM OPP    COM           45684E107     1,968     202,300  SH         SOLE                 1,968
INTEL CORP                        COM           458140100     3,665     250,000  SH         SOLE                 3,665
INTL BUSINESS MACHINES CORP       COM           459200101     3,737      44,400  SH         SOLE                 3,737
ISHARES SILVER TRUST              COM           46428Q109     6,032     538,600  SH         SOLE                 6,032
KBR INC                           COM           48242W106     2,462     162,000  SH         SOLE                 2,462
KING PHARMACEUTICALS INC          COM           495582108     2,568     241,800  SH         SOLE                 2,568
L-3 COMMUNICATIONS HLDGS INC      COM           502424104     2,427      32,900  SH         SOLE                 2,427
LIBERTY ALL STAR EQUITY FD        COM           530158104     3,570   1,020,000  SH         SOLE                 3,570
MAGELLAN HEALTH SVCS INC          COM           559079207     2,271      58,000  SH         SOLE                 2,271
MERCK & CO INC                    COM           589331107     4,280     140,800  SH         SOLE                 4,280
Microsoft Corporation             COM           594918104     2,022     104,000  SH         SOLE                 2,022
MONSTER WORLDWIDE INC             COM           611742107     2,631     217,600  SH         SOLE                 2,631
MORGAN STANLEY ASIA PAC FD INC    COM           61744U106     2,644     246,900  SH         SOLE                 2,644
MORGAN STANLEY CHINA A SH FD      COM           617468103     4,023     196,700  SH         SOLE                 4,023
Murphy Oil Corp                   COM           626717102     2,351      53,000  SH         SOLE                 2,351
News Corp- Class B                COM           65248E203     2,965     309,500  SH         SOLE                 2,965
NORTHROP GRUMMAN CORP             COM           666807102     2,720      60,400  SH         SOLE                 2,720
NUCOR CORP                        COM           670346105     2,647      57,300  SH         SOLE                 2,647
NVIDIA CORP                       COM           009808337     2,536     314,200  SH         SOLE                 2,536
OCCIDENTAL PETE CORP DEL          COM           674599105     4,439      74,000  SH         SOLE                 4,439
PARKER HANNIFIN CORP              COM           701094104     4,203      98,800  SH         SOLE                 4,203
Pfizer Inc.                       COM           717081103     3,972     224,300  SH         SOLE                 3,972
ROBBINS & MYERS INC               COM           770193103     2,102     130,000  SH         SOLE                 2,102
SCHNITZER STEEL INDS INC A        COM           806882106     2,703      71,800  SH         SOLE                 2,703
SHAW GROUP INC                    COM           820280105     2,602     127,100  SH         SOLE                 2,602
STREETTRACKS GOLD TRUST           COM           863307104    25,956     300,000  SH         SOLE                25,956
TEMPLETON RUS AND EAST EUR FD     COM           88022F105       469      60,100  SH         SOLE                   469
Terex Corporation                 COM           880779103     2,719     157,000  SH         SOLE                 2,719
TESORO CORP                       COM           881609101       719      54,600  SH         SOLE                   719
THE MOSAIC CO                     COM           61945A107     2,540      73,400  SH         SOLE                 2,540
TORCHMARK CORP                    COM           891027104     1,578      35,300  SH         SOLE                 1,578
TRAVELERS COMPANIES INC           COM           89417E109     1,546      34,200  SH         SOLE                 1,546
United States Steel Corp          COM           912909108     2,697      72,500  SH         SOLE                 2,697
VALERO ENERGY CORP NEW            COM           91913Y100     2,380     110,000  SH         SOLE                 2,380
VERIZON COMMUNICATIONS INC        COM           92343V104     2,078      61,300  SH         SOLE                 2,078
WellPoint Inc.                    COM           94973V107     4,120      97,800  SH         SOLE                 4,120
WYETH                             COM           983024100     2,101      56,000  SH         SOLE                 2,101